Income Taxes - Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [Line Items]
Corresponding increase in tax expense	$ 19,906,000	$ 44,301,000
Letters of credit oustanding	1,474,155,000	1,470,435,000
Canadian Revenue Agency [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	$ 4,100,000,000
Percentage of taxes and interest charges	50.00%
Penalties related to transfer pricing [member] | Canadian Revenue Agency [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	$ 371,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member]
Provisions [Line Items]
Corresponding increase in tax expense	2,500,000,000
Receivables from tax authorities	303,222,000	$ 264,042,000
Letters of credit oustanding	$ 421,000,000
Percentage of taxes and interest charges	50.00%
Provisions	$ 61,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	4,100,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	8,400,000,000
Provision for uncertain tax positions [member] | Penalties related to cash taxes and transfer pricing [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	1,950,000,000
Provision for uncertain tax positions [member] | Penalties related to cash taxes and transfer pricing [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	2,150,000,000
Provision for uncertain tax positions [member] | 50% Penalties related to cash tax and transfer pricing [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	970,000,000
Provision for uncertain tax positions [member] | 50% Penalties related to cash tax and transfer pricing [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	$ 1,070,000,000